Long Term Notes Payable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Notes Payable Outstanding

The Company’s notes payable outstanding were as follows as of:

	December 31, 2014	December 31, 2013
2008 Unsecured promissory note. Originated on November 12, 2008. Principal of $100,000 with $45,000 to be repaid by June 30, 2009, with $10,000 in monthly payments thereafter until repaid in full. Required a one-time interest payment of $15,000. This note was paid in full on February 7, 2014.	$-	$55,000
2009 Non-mandatorily convertible, unsecured note. Originated on March 31, 2009, principal of $500,000 accrues interest at 8% per annum. Principal and interest were due in full on March 31, 2014 or convertible at the option of the note holder into Series B preferred stock at a rate of $0.45 per share. A warrant to purchase 222,222 shares of preferred Series B stock was issued in conjunction with this note. This note was paid in full on February 7, 2014.	-	500,000
2013 Bridge Loan. Principal from existing notes in the amount of $3,180,806 (comprised of $2,621,195 in principal outstanding as of December 31, 2012 and $559,611 in new principal issued from January through April 2013) along with accrued interest of $467,438 were converted into a 2013 Bridge Loan along with $4,840,792 of new principal. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	8,489,036
2014 Bridge Loan. Originated in January 2014. Principal of $2,076,000 issued in January 2014. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	-
Total notes payable	-	9,044,036

Current maturities of long-term, net of discount	-	9,039,444
Discount attributable to current maturities	-	4,592
Total current maturities	-	9,044,036
Long-term notes payable, less current maturities	$-	$-

Summary of Debt Discount Activity

A summary of the debt discount activity for the years ended December 31, 2014 and 2013 is as follows:

Balance January 1, 2013	$65,173
Amortization of debt discount	(60,581)
Balance December 31, 2013	4,592
Amortization of debt discount	(4,592)
Balance at December 31, 2014	$-